Average Annual Total Returns	0 Months Ended
Jul. 01, 2011
(Columbia International Value Fund ABCIR) | (Columbia International Value Fund) | Class A Shares
Average Annual Return:
1 Year	(3.47%)
5 Years	0.79%
10 Years	4.47%
(Columbia International Value Fund ABCIR) | (Columbia International Value Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(3.44%)
5 Years	(0.78%)
10 Years	3.25%
(Columbia International Value Fund ABCIR) | (Columbia International Value Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(1.30%)
5 Years	0.91%
10 Years	3.88%
(Columbia International Value Fund ABCIR) | (Columbia International Value Fund) | Class B Shares
Average Annual Return:
1 Year	(3.10%)
5 Years	1.04%
10 Years	4.32%
(Columbia International Value Fund ABCIR) | (Columbia International Value Fund) | Class C Shares
Average Annual Return:
1 Year	0.67%
5 Years	1.24%
10 Years	4.30%
(Columbia International Value Fund ABCIR) | (Columbia International Value Fund) | Class I Shares
Average Annual Return:
1 Year	2.70%
5 Years	2.26%
10 Years	5.35%
(Columbia International Value Fund ABCIR) | (Columbia International Value Fund) | Class R Shares
Average Annual Return:
1 Year	2.38%
5 Years	1.99%
10 Years	5.09%
(Columbia International Value Fund ABCIR) | (Columbia International Value Fund) | MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	3.25%
5 Years	1.37%
10 Years	4.19%
(Columbia International Value Fund Z) | (Columbia International Value Fund) | Class Z Shares
Average Annual Return:
1 Year	2.66%
5 Years	2.25%
10 Years	5.35%
(Columbia International Value Fund Z) | (Columbia International Value Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	2.65%
5 Years	0.63%
10 Years	4.07%
(Columbia International Value Fund Z) | (Columbia International Value Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	2.79%
5 Years	2.14%
10 Years	4.63%
(Columbia International Value Fund Z) | (Columbia International Value Fund) | MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	3.25%
5 Years	1.37%
10 Years	4.19%
(Columbia Multi-Advisor International Equity Fund ABCIRR4W) | (Columbia Multi-Advisor International Equity Fund) | Class A Shares
Average Annual Return:
1 Year	2.43%
5 Years	0.31%
10 Years	2.18%
(Columbia Multi-Advisor International Equity Fund ABCIRR4W) | (Columbia Multi-Advisor International Equity Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	2.39%
5 Years	(0.80%)
10 Years	1.58%
(Columbia Multi-Advisor International Equity Fund ABCIRR4W) | (Columbia Multi-Advisor International Equity Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	2.17%
5 Years	0.10%
10 Years	1.81%
(Columbia Multi-Advisor International Equity Fund ABCIRR4W) | (Columbia Multi-Advisor International Equity Fund) | Class A Shares | returns before taxes (without sales charges)
Average Annual Return:
1 Year	8.70%
5 Years	1.50%
10 Years	2.79%
(Columbia Multi-Advisor International Equity Fund ABCIRR4W) | (Columbia Multi-Advisor International Equity Fund) | Class B Shares
Average Annual Return:
1 Year	2.95%
5 Years	0.44%
10 Years	1.94%
(Columbia Multi-Advisor International Equity Fund ABCIRR4W) | (Columbia Multi-Advisor International Equity Fund) | Class C Shares
Average Annual Return:
1 Year	6.95%
5 Years	0.74%
10 Years	2.08%
(Columbia Multi-Advisor International Equity Fund ABCIRR4W) | (Columbia Multi-Advisor International Equity Fund) | Class I Shares
Average Annual Return:
1 Year	9.08%
5 Years	1.78%
10 Years	2.96%
(Columbia Multi-Advisor International Equity Fund ABCIRR4W) | (Columbia Multi-Advisor International Equity Fund) | Class R Shares
Average Annual Return:
1 Year	8.49%
5 Years	1.25%
10 Years	2.66%
(Columbia Multi-Advisor International Equity Fund ABCIRR4W) | (Columbia Multi-Advisor International Equity Fund) | Class W Shares
Average Annual Return:
1 Year	8.70%
5 Years	1.50%
10 Years	2.79%
(Columbia Multi-Advisor International Equity Fund ABCIRR4W) | (Columbia Multi-Advisor International Equity Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	7.75%
5 Years	2.46%
10 Years	3.50%
(Columbia Multi-Advisor International Equity Fund Z) | (Columbia Multi-Advisor International Equity Fund) | Class Z Shares
Average Annual Return:
1 Year	8.99%
5 Years	1.76%
10 Years	2.95%
(Columbia Multi-Advisor International Equity Fund Z) | (Columbia Multi-Advisor International Equity Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	8.92%
5 Years	0.69%
10 Years	2.35%
(Columbia Multi-Advisor International Equity Fund Z) | (Columbia Multi-Advisor International Equity Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	6.50%
5 Years	1.42%
10 Years	2.51%
(Columbia Multi-Advisor International Equity Fund Z) | (Columbia Multi-Advisor International Equity Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	7.75%
5 Years	2.46%
10 Years	3.50%
(Columbia Marsico International Opportunities Fund ABCIR) | (Columbia Marsico International Opportunities Fund) | Class A Shares
Average Annual Return:
1 Year	7.22%
5 Years	1.51%
10 Years	5.21%
(Columbia Marsico International Opportunities Fund ABCIR) | (Columbia Marsico International Opportunities Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	7.14%
5 Years	0.53%
10 Years	4.53%
(Columbia Marsico International Opportunities Fund ABCIR) | (Columbia Marsico International Opportunities Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.16%
5 Years	1.12%
10 Years	4.39%
(Columbia Marsico International Opportunities Fund ABCIR) | (Columbia Marsico International Opportunities Fund) | Class B Shares
Average Annual Return:
1 Year	7.96%
5 Years	1.62%
10 Years	5.04%
(Columbia Marsico International Opportunities Fund ABCIR) | (Columbia Marsico International Opportunities Fund) | Class C Shares
Average Annual Return:
1 Year	11.94%
5 Years	1.96%
10 Years	5.04%
(Columbia Marsico International Opportunities Fund ABCIR) | (Columbia Marsico International Opportunities Fund) | Class I Shares
Average Annual Return:
1 Year	14.03%
5 Years	2.95%
10 Years	6.09%
(Columbia Marsico International Opportunities Fund ABCIR) | (Columbia Marsico International Opportunities Fund) | Class R Shares
Average Annual Return:
1 Year	13.44%
5 Years	2.46%
10 Years	5.70%
(Columbia Marsico International Opportunities Fund ABCIR) | (Columbia Marsico International Opportunities Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	7.75%
5 Years	2.46%
10 Years	3.50%
(Columbia Marsico International Opportunities Fund Z) | (Columbia Marsico International Opportunities Fund) | Class Z Shares
Average Annual Return:
1 Year	14.09%
5 Years	2.96%
10 Years	6.10%
(Columbia Marsico International Opportunities Fund Z) | (Columbia Marsico International Opportunities Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	13.96%
5 Years	1.93%
10 Years	5.39%
(Columbia Marsico International Opportunities Fund Z) | (Columbia Marsico International Opportunities Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	9.68%
5 Years	2.34%
10 Years	5.17%
(Columbia Marsico International Opportunities Fund Z) | (Columbia Marsico International Opportunities Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	7.75%
5 Years	2.46%
10 Years	3.50%
(Columbia Overseas Value Fund Z) | (Columbia Overseas Value Fund) | Class Z Shares
Average Annual Return:
1 Year	4.64%
Life of Fund	(6.35%)
Inception Date	Mar. 31, 2008
(Columbia Overseas Value Fund Z) | (Columbia Overseas Value Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	4.58%
Life of Fund	(6.83%)
Inception Date	Mar. 31, 2008
(Columbia Overseas Value Fund Z) | (Columbia Overseas Value Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	3.70%
Life of Fund	(5.38%)
Inception Date	Mar. 31, 2008
(Columbia Overseas Value Fund Z) | (Columbia Overseas Value Fund) | MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	3.25%
Life of Fund	(5.42%)
Inception Date	Mar. 31, 2008
(Columbia Marsico Global Fund ACR) | (Columbia Marsico Global Fund) | Class A Shares
Average Annual Return:
1 Year	17.05%
Life of Fund	(2.20%)
Inception Date	Apr. 30, 2008
(Columbia Marsico Global Fund ACR) | (Columbia Marsico Global Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	16.94%
Life of Fund	(2.25%)
Inception Date	Apr. 30, 2008
(Columbia Marsico Global Fund ACR) | (Columbia Marsico Global Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	11.22%
Life of Fund	(1.87%)
Inception Date	Apr. 30, 2008
(Columbia Marsico Global Fund ACR) | (Columbia Marsico Global Fund) | Class C Shares
Average Annual Return:
1 Year	22.24%
Life of Fund	(0.76%)
Inception Date	Apr. 30, 2008
(Columbia Marsico Global Fund ACR) | (Columbia Marsico Global Fund) | Class R Shares
Average Annual Return:
1 Year	23.79%
Life of Fund	(0.29%)
Inception Date	Apr. 30, 2008
(Columbia Marsico Global Fund ACR) | (Columbia Marsico Global Fund) | MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	12.67%
Life of Fund	(3.25%)
Inception Date	Apr. 30, 2008
(Columbia Marsico Global Fund Z) | (Columbia Marsico Global Fund) | Class Z Shares
Average Annual Return:
1 Year	24.49%
Life of Fund	0.24%
Inception Date	Apr. 30, 2008
(Columbia Marsico Global Fund Z) | (Columbia Marsico Global Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	24.34%
Life of Fund	0.16%
Inception Date	Apr. 30, 2008
(Columbia Marsico Global Fund Z) | (Columbia Marsico Global Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	16.11%
Life of Fund	0.20%
Inception Date	Apr. 30, 2008
(Columbia Marsico Global Fund Z) | (Columbia Marsico Global Fund) | MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	12.67%
Life of Fund	(3.25%)
Inception Date	Apr. 30, 2008